Commitments and Contingencies	12 Months Ended
Dec. 31, 2017
Commitments and Contingencies
Commitments and Contingencies

22. Commitments and Contingencies

(a) Claims

There are no claims known to management related to the activities of the Company.

(b) Patent license agreements

The Company and the General Hospital Corporation (MGH) have entered into a Patent License Agreement pursuant to which the Company may have certain royalty obligations. The Company is also obligated to pay MGH up to $ 700,000 (€ 584,000) in milestone payments upon the achievement of certain development and regulatory milestones and, beginning after its first commercial sale of a product covered by the licensed patent rights, a $ 10,000 (€ 8,000)  annual license fee which is creditable against royalties due to MGH in the same calendar year. In addition, the Company is obligated to pay MGH 2% of any net sales by the Company, its affiliates or sublicensees on licensed products made or sold in the United States, as well as a low double-digit percentage of any payments the Company may receive from any sublicensee anywhere in the world.

The Company has entered into various other Patent License Agreements, including those with Radboud University Medical Center, Leiden University Medical Centre, Inserm Transfert and Assistance-Publique-Hôpiteaux de Paris, and PARI Pharma GmbH, under which the Company is granted world-wide exclusive licenses pursuant to which the Company may have certain royalty obligations in relation to its product candidates. Pursuant to the terms of these agreements, the Company has made upfront payments, is obligated to make milestone payments and has to make sales-based royalty payments after market authorization. In specific cases, the Company has the option to make a one-time payment to buy of royalty obligations or in case the Company terminates an agreement before or after regulatory approval of the product. The Company may terminate an agreement for any reason.

(c) Clinical support agreements

In August 2014, the Company entered into an agreement with Cystic Fibrosis Foundation Therapeutics, Inc., or CFFT, a subsidiary of the Cystic Fibrosis Foundation, pursuant to which CFFT agreed to provide the Company with up to $ 3 million (€ 2.5 million) to support the clinical development of eluforsen.

Pursuant to the terms of the agreement, the Company is obligated to make a one-time milestone payment to CFFT of up to approximately $ 16 million (€ 13 million), payable in three equal annual installments following the first commercial sale of eluforsen, the first of which is due within 90 days following the first commercial sale. The Company is also obligated to make a one-time milestone payment to CFFT of up to $ 3 million (€ 2.5 million) if net sales of eluforsen exceed $ 500 million (€ 417 million) in a calendar year. Lastly, the Company is obligated to make a payment to CFFT of up to approximately $ 6 million (€ 5 million) if it transfers, sells or licenses eluforsen other than for certain clinical or development purposes, or if the Company enters into a change of control transaction prior to commercialization.  However, the payment in the previous sentence may be set-off against the $ 16 million milestone payment. Either CFFT or the Company may terminate the agreement for cause, which includes the Company’s material failure to achieve certain commercialization and development milestones. The Company’s payment obligations survive the termination of the agreement.

On February 9, 2018, the Company entered into an agreement with Foundation Fighting Blindness (FFB), under which FFB will provide funding of $7.5 million (€ 6.3 million) to advance QR-421a into the clinic and will receive future milestone payments.

Pursuant to the terms of the agreement, the Company is obligated to make a one-time milestone payment to FFB of up to approximately $ 37.5 million (€ 31.3 million), payable in four equal annual installments following the first commercial sale of QR-421a, the first of which is due within 60 days following the first commercial sale. The Company is also obligated to make a payment to FFB of up to approximately $ 15 million (€ 12.5 million) if it transfers, sells or licenses QR-421a other than for certain clinical or development purposes, or if the Company enters into a change of control transaction. However, the payment in the previous sentence may be set-off against the $ 37.5 million milestone payment. Either FFB or the Company may terminate the agreement for cause, which includes the Company’s material failure to achieve certain commercialization and development milestones. The Company’s payment obligations survive the termination of the agreement.

(d) Research and development commitments

The Company has research and development commitments, mainly with CRO’s, amounting to € 7,704,000 at December 31, 2017  (2016: € 8,856,000). Of these obligations an amount of € 6,094,000 is due in 2018, the remainder is due in 1 to 5 years.